Employee Benefits - Weighted Average Assumptions Used In Determining Benefit Obligations (Detail)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.40%	3.70%	4.20%	4.60%
Rate of compensation increases	3.00%	3.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.40%	3.70%
Health Care and Life
Defined Benefit Plan Disclosure [Line Items]
Discount Rate	4.30%	3.60%